COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 12, 2021	May 07, 2021	May 31, 2021	Dec. 31, 2023	May 10, 2021
COMMITMENTS AND CONTINGENCIES
Underwriter granted period				45 days
Underwriter agreement related to over-allotment liability				$ 162,847
Cash discount paid			$ 1,730,972
Cash deferred fee after the IPO			$ 5,192,916
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Public offering units (in Shares)	1,309,719			2,400,000
Underwriter agreement related to over-allotment liability	$ 59,141
Additional private placement units were purchased	32,743
IPO
COMMITMENTS AND CONTINGENCIES
Public offering units (in Shares)		16,000,000	17,309,719
Percentage of cash underwriting discount				1.00%
Underwriter deferred fee percentage				3.00%
Founder Shares Member | Over-allotment option
COMMITMENTS AND CONTINGENCIES
Over allotment option (in Shares)	272,570				272,570